LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of limited partners equity [Abstract]
Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2023	2022	2021
General partnership interest in a holding subsidiary held by Brookfield	$5	$6	$5
Incentive distribution	111	94	80
	116	100	85
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	265	250	237
BEPC exchangeable shares held by
Brookfield Holders	61	58	53
External shareholders	180	162	156
Total BEPC exchangeable shares	241	220	209
	$622	$570	$531
The composition of the distributions are presented in the following table:

(MILLIONS)	2023	2022
Brookfield Holders	$97	$88
External LP unitholders	286	267
	$383	$355